Earnings Per Share	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 11. Earnings Per Share

The reconciliation of earnings per share is as follows

		Weighted Average Number
	Net Income	Of Shares Outstanding	Earnings per share
Fiscal year ended
June 30, 2012	$5,830,000
Basic		4,156,481	$1.40
Effect of dilutive stock options		40,579	(0.01)
Diluted		4,197,060	$1.39

Fiscal year ended
June 30, 2011	$5,291,000
Basic		4,134,736	$1.28
Effect of dilutive stock options		30,494	(0.01)
Diluted		4,165,230	$1.27

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